Federal Home Loan Bank Borrowings	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Borrowings [Abstract]
FEDERAL HOME LOAN BANK BORROWINGS

NOTE 8 - FEDERAL HOME LOAN BANK BORROWINGS

The subsidiary Bank is a member of the Federal Home Loan Bank of Pittsburgh (“FHLB”). The FHLB borrowings are secured by a blanket lien by the FHLB on certain residential real estate loans or securities with a market value at least equal to the outstanding balances. The remaining maximum borrowing capacity with the FHLB at December 31, 2012 was approximately $33.3 million subject to the purchase of additional FHLB stock. The subsidiary bank had FHLB borrowings of $3,606,411 and $3,693,014 at December 31, 2012 and 2011, respectively. At December 31, 2012 the subsidiary bank had three fixed rate amortizing advances which totaled $3,606,411 with a weighted average interest rate of 4.78% of which $2,042,917 will mature through 2018 and $1,563,494 will mature through 2023.

The subsidiary bank also has an open-ended line of credit agreement with the Federal Home Loan Bank (“FHLB”). The maximum credit available under this agreement is $7.0 million. There were no borrowings outstanding under this agreement at December 31, 2012 and 2011, respectively.

Contractual maturities of FHLB borrowings as of December 31, 2012 were as follows:

December 31, 2013	$90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
Thereafter	3,105,675

$3,606,411